Loans and Other Borrowings - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Increase in external gross debt	£ 2,737
Fair value of listed bonds and other long-term borrowings	18,977	£ 15,336	£ 13,896
Fair value of finance leases	206	223	229
Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments of loans and borrowings at hedged rate	17,970	14,219	12,138
At Fair Value [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value of listed bonds and other long-term borrowings	17,785	14,878	13,496
Fair value of finance leases	£ 251	£ 253	£ 273